OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Other Receivables Tables Abstract
Schedule of Other Receivables

	December 31,
	2019	2020	2020
	CNY	CNY	US$

Withholding social insurance	6	6	1
Input value-added tax	—	4	1
Staff advances	13	12	2
Deposit	20	20	2
	39	42	6